Related and Interested Parties (Narrative) (Details) ₪ in Thousands, $ in Thousands	5 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended		20 Months Ended		21 Months Ended	23 Months Ended		29 Months Ended		33 Months Ended
	Jun. 30, 2022 ILS (₪)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Jun. 30, 2022 ILS (₪)	Jun. 30, 2022 USD ($)	Jul. 31, 2021 ILS (₪)	Jul. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Jul. 31, 2021 ILS (₪)	Jul. 31, 2021 USD ($)	Jan. 31, 2022 USD ($)	Jul. 31, 2021 ILS (₪)	Jul. 31, 2021 USD ($)	Jan. 24, 2022 ILS (₪)	Jan. 24, 2022 USD ($)	May 31, 2022 ILS (₪)	May 31, 2022 USD ($)
Key management personnel of entity or parent [member] | Mr. Arik Kaufman – Chief Executive Officer (CEO)
Disclosure of transactions between related parties [line items]
Gross annual salary	₪ 600	$ 200
Share-based payments					₪ 460	$ 140
Key management personnel of entity or parent [member] | Mr. Sharon Fima
Disclosure of transactions between related parties [line items]
Gross annual salary			₪ 600	$ 200										₪ 500	$ 100	₪ 600	$ 200
Share-based payments					200	100			₪ 200	$ 100
Key management personnel of entity or parent [member] | Mr. Omri Schanin
Disclosure of transactions between related parties [line items]
Gross annual salary			500	200										₪ 400	$ 100			₪ 500	$ 200
Share-based payments									800	250
Key management personnel of entity or parent [member] | Mr. Guy Hefer
Disclosure of transactions between related parties [line items]
Gross annual salary			500	200	500	200	₪ 400	$ 100
Share-based payments					750	230			750	230
Key management personnel of entity or parent [member] | Mr. Steve H. Lavin
Disclosure of transactions between related parties [line items]
Share-based payments						150				200
Key management personnel of entity or parent [member] | Mr. Danny Ayalon
Disclosure of transactions between related parties [line items]
Share-based payments										30
Key management personnel of entity or parent [member] | Mr. Dan Kozlovski – Chief Technologies Officer (CTO)
Disclosure of transactions between related parties [line items]
Gross annual salary			₪ 500	$ 200	500	200					₪ 400	$ 100
Share-based payments					₪ 70	20			₪ 70	20
Key management personnel of entity or parent [member] | Mr. Yaron Kaiser
Disclosure of transactions between related parties [line items]
Share-based payments													$ 30
Directors of entity
Disclosure of transactions between related parties [line items]
Share-based payments						5
Non-executive directors
Disclosure of transactions between related parties [line items]
Share-based payments						$ 30				$ 30